SHORT TERM INVESTMENTS (Schedule of Amortized Cost, Gross Unrecognized Holding Gains and Losses, Gross Unrealized Gain in Accumulated Other Comprehensive Income, and Estimated Fair Value of Investments) (Details) - CNY (¥)
¥ in Thousands
	Dec. 31, 2018	Dec. 31, 2017
Fixed-Rate Financial Products [Member]
Held-to-maturity investments
Amortized Cost	¥ 70,000	¥ 93,000
Gross unrealized gain in accumulated other comprehensive income	0	0
Estimated Fair value	70,000	93,000
Adjustable-Rate Financial Products [Member]
Available-for-sale investments
Amortized Cost	47,000	128,000
Gross unrealized gain in accumulated other comprehensive income	208	42
Estimated Fair value	¥ 47,208	¥ 128,042